Jul. 29, 2016

Ivy Funds

Supplement dated April 7, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017,

January 25, 2017, February 22, 2017 and March 2, 2017

Effective April 10, 2017, additional sales charge reduction and waiver categories will be added to certain share classes of the Funds for purchases through specific intermediaries. Therefore, the prospectus is amended as follows:

For each Fund’s summary prospectus section (except Ivy Government Money Market Fund), the following is inserted as a new sentence immediately following the third sentence of the first paragraph of the “Fees and Expenses” section:

Further information about intermediary sales charge discounts may be found in Appendix A — Intermediary Sales Charge Discounts and Waivers.